EQUITY - Movement of comprehensive income and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of comprehensive income and loss
Other comprehensive income, total	$ (34,007,464)	$ (80,623,890)	$ (69,490,725)
Cash flow hedge reserve
Movement of comprehensive income and loss
Increase (decrease)	(1,724,004)	(63,699,788)	(14,172,572)
Deferred taxes	340,835	20,217,065	3,875,908
Reclassification to the result by function	118,779	48,415,956	13,352,835
Reclassification of deferred taxes related to other reserves	82,639	(15,530,523)	(3,702,667)
Other comprehensive income, total	(1,181,751)	(10,597,290)	(646,496)
Equity holders of the parent	(1,181,751)	(10,597,290)	(646,496)
Reserves for exchange rate differences
Movement of comprehensive income and loss
Increase (decrease)	(41,844,584)	(72,455,525)	(68,831,435)
Deferred taxes	9,295,546	2,476,204	232,666
Other comprehensive income, total	(32,549,038)	(69,979,321)	(68,598,769)
Equity holders of the parent	(32,401,812)	(69,592,296)	(68,333,217)
Non-Controlling interests	(147,226)	(387,025)	(265,552)
Benefit related to defines benefit plans
Movement of comprehensive income and loss
Increase (decrease)	53,511	(334,508)	(476,044)
Deferred taxes	(14,448)	89,366	121,390
Reclassification to the result by function	(432,518)	271,045	146,564
Reclassification of deferred taxes related to other reserves	116,780	(73,182)	(37,370)
Other comprehensive income, total	(276,675)	(47,279)	(245,460)
Equity holders of the parent	$ (276,675)	(43,150)	(130,555)
Non-Controlling interests		$ (4,129)	$ (114,905)